ALLIANCE GROWTH FUND

ANNUAL REPORT
OCTOBER 31, 1995


LETTER TO SHAREHOLDERS                                     ALLIANCE GROWTH FUND
_______________________________________________________________________________

December 4, 1995

Dear Shareholder:

We are pleased to provide you with an update of Alliance Growth Fund's performance and investment activity during the fiscal year ended October 31, 1995. In the table below, your Fund's performance is compared with that of the overall U.S. stock market, represented by the S&P 500-stock Index, and with the Russell 1000 Index, which is composed of the 1,000 largest U.S. stocks (complete descriptions of these unmanaged benchmarks appear on page 4):


                   Twelve Months Ended October 31, 1995
                          Total Return  Net Asset Value
                          ------------  ---------------
   ALLIANCE GROWTH FUND
     Class A                 +20.18%        $29.48
     Class B                 +19.33%        $24.78
     Class C                 +19.32%        $24.79

   S&P 500                   +26.36%
   RUSSELL 1000              +27.01%


The Fund's total returns are based on the net asset values of each class of shares as of October 31; additional investment results appear on page 2. Also provided on page 3 is a chart that shows the performance of a hypothetical $10,000 initial investment in Alliance Growth Fund Class B shares from inception through the end of October.

INVESTMENT ENVIRONMENT
The Fund's fiscal year began in a weak market environment that soon turned positive. With the exception of a few minor setbacks the market has continued to rise since December of 1994, mainly as a result of falling interest rates. Economic growth slowed somewhat during the year, but corporate earnings have continued to grow at a satisfactory pace. The market's willingness to capitalize those earnings at a higher rate has also helped keep equities moving higher.

At this time last year large multinational and health care stocks were leading the market. When we reported to you six months ago, we were expecting market leadership to shift to the technology, communications and financial services sectors. As this began to happen, Alliance Growth Fund's performance caught up with, and finally surpassed the performance of the S&P 500 for the second half of the fiscal year (between May and October), with the Fund returning +15.52% (Class A) versus +14.40% for the index.

In mid-summer the market began another swing back in favor of higher quality companies with steady growth and away from more aggressive investments. Consequently, your Fund, which continued to stress technology stocks, finished the full fiscal year somewhat behind the S&P 500 and the large-cap index.

AREAS OF OPPORTUNITY
The expectation for continuing moderate, non-inflationary growth and stable to lower interest rates has kept the market on its bullish track. We anticipate more of the same for the economy, but the stock market probably cannot continue to advance at the same strong pace. Accordingly, we expect more moderate gains in the year ahead.

We continue to see tremendous growth potential in the new digital technologies in both computers and communications. We are most optimistic about businesses expected to profit from the explosive growth of the Internet. Our current focus is on companies with substantial sales, earnings and market capitalization, rather than smaller more speculative issues. We are also maintaining our emphasis on the financial services sector.

We appreciate your investment in Alliance Growth Fund and look forward to reporting to you again in the coming period.

Sincerely,

John D. Carifa
Chairman and President

Tyler J. Smith
Portfolio Manager


1



INVESTMENT RESULTS                                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1995


CLASS A SHARES
                             Without         With
                          Sales Charge   Sales Charge
                          ---------------------------
 . One Year                   +20.18%        +15.09%
 . Five Years                 +27.03%        +25.93%
 . Since Inception*           +22.41%        +21.39%

CLASS B SHARES
                             Without         With
                          Sales Charge   Sales Charge
                          ---------------------------
 . One Year                   +19.33%        +15.33%
 . Five Years                 +26.15%        +26.15%
 . Since Inception*           +20.06%        +20.06%

CLASS C SHARES
 . One Year                   +19.32%
 . Since Inception*           +12.92%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares-with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.


2



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

Alliance Growth Fund
Growth of a $10,000 Investment:
10/31/87 to 10/31/95
$44,000
$39,000
$34,000
$29,000
$24,000
$19,000
$14,000
$9,000
Growth Fund Class B:
10/31/87
10/31/95

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Fund Class B shares (since inception) with dividends and capital gains reinvested. A contingent deferred sales charge (CDSC) is not reflected in this illustration since the hypothetical investment exists for a period beyond which a CDSC would be applicable. Class A shares are subject to a maximum 4.25% front-end sales charge; Class C shares are not subject to front-end sales charges or a CDSC. Performance for Class A and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard and Poor's 500-stock index includes 500 U.S. stocks. It is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Index compiles the 1000 largest U.S. stocks as measured by price to book ratios; those with the highest ratios are considered 'growth' stocks (the remaining are considered 'value' stocks).

Growth Fund
S&P 500
Russell 1000


3



TEN LARGEST HOLDINGS*
OCTOBER 31, 1995                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                    VALUE     PERCENT OF NET ASSETS
--------------------------------------------------------------------------
cisco Systems, Inc.                   $119,741,285            6.0%
Motorola, Inc.                          91,422,000            4.5
Travelers, Inc.                         82,754,350            4.1
Intel Corp.                             72,688,675            3.6
ITT Corp.                               70,596,750            3.5
Philip Morris Cos., Inc.                69,881,500            3.5
Mannesmann AG (ADR)                     67,442,294            3.3
American International Group, Inc.      63,648,281            3.2
Loews Corp.                             60,996,000            3.0
Tele-Communications, Inc.               53,541,159            2.7
                                      $752,712,294           37.4%


Major Portfolio Changes
Six Months Ended October 31, 1995
                                                    SHARES
                                         ------------------------------
PURCHASES                                  BOUGHT     HOLDINGS 10/31/95
-----------------------------------------------------------------------
Gulf Canada Resources, Ltd.              6,808,000      6,808,000
Home Depot, Inc.                           604,000        779,000
ITTCorp.                                   576,300        576,300
Lowes Cos., Inc.                         1,072,500      1,072,500
Motorola, Inc.                             470,000      1,396,800
National Semiconductor Corp.             1,083,300      1,083,300
Oracle Systems Corp.                       913,000        913,000
Philip Morris Cos., Inc.                   343,000        827,000
Texas Instruments, Inc.                    500,000        500,000
Union Pacific Corp.                        550,000        550,000


SALES                                        SOLD     HOLDINGS 10/31/95
-----------------------------------------------------------------------
Bowater, Inc.                              200,000             -0-
Chrysler Corp.                             481,770        246,830
Dell Computer Corp.                        203,051             -0-
General Motors Corp. Cl.E                  237,800        623,000
John Alden Financial Corp.                 630,000        246,500
Shawmut National Corp.                     302,000             -0-
United Healthcare Corp.                    220,000        388,900
U.S.Healthcare, Inc.                       629,100             -0-
Viacom, Inc.                             1,160,745             -0-
YPFS.A. (ADS)                              809,000             -0-


*  Adjusted for market value of call options written.


4



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                         SHARES         VALUE
----------------------------------------------------------------------
COMMON AND PREFERRED STOCKS96.7%
TECHNOLOGY31.7%
ELECTRONICS19.0%
3Com Corp.* (a)                                 283,300   $ 13,315,100
cisco Systems, Inc.* (a)                      1,599,000    123,922,500
EMC Corp.* (a)                                1,699,300     26,339,150
General Instrument Corp.*                     1,666,300     31,659,700
Micron Technology, Inc.(a)                       93,100      6,575,187
Motorola, Inc.(a)                             1,396,800     91,665,000
Oracle Systems Corp.* (a)                       913,000     39,829,625
Silicon Graphics, Inc.* (a)                     252,000      8,379,000
Texas Instruments, Inc.(a)                      500,000     34,125,000
Westinghouse Electric Corp.                     500,000      7,062,500
                                                           382,872,762

OFFICE EQUIPMENT & SERVICES1.8%
Bay Networks, Inc.* (a)                         339,700     22,505,125
Cabletron Systems, Inc.*                        155,900     12,257,638
                                                            34,762,763

SEMI-CONDUCTORS & RELATED5.2%
Intel Corp.(a)                                1,126,600     78,721,175
National Semiconductor Corp.* (a)             1,083,300     26,405,437
                                                           105,126,612

TELECOMMUNICATIONS5.7%
Air-Touch Communications, Inc.*               1,586,700     45,220,950
Cox Communications, Inc.* (a)                   168,000      3,150,000
DSC Communications Corp.* (a)                   783,700     28,996,900
Millicom International Cellular S.A.*           312,800     10,322,400
Northern Telecom, Ltd.                           45,000      1,620,000
Rogers Cantel Mobile Communications,
  Inc. Cl.B*                                    571,500     11,858,625
United States Cellular Corp.*                   259,700      8,959,650
Vodafone PLC (ADR)(b)                           125,000      5,109,375
                                                           115,237,900
                                                           638,000,037

CREDIT SENSITIVE22.3%
BANKS0.5%
First Chicago Corp.                              90,000      1,586,250
NationsBank Corp.                               124,000      8,153,000
                                                             9,739,250

FINANCIAL SERVICES2.4%
American Express Co.                            250,000     10,156,250
Capital One Financial Corp.                     193,000      4,728,500
Dean Witter, Discover & Co.                      80,000      3,980,000
Federal National Mortgage Assn.                  57,800      6,061,775
Franchise Financial Corp. of America             90,000      1,901,250
JP Realty, Inc.                                 755,300     15,483,650
Mercury Finance Co.                             139,800      2,691,150
Student Loan Marketing Assn.                     56,000      3,297,000
                                                            48,299,575

INSURANCE11.9%
20th Century Industries, Inc.*                1,098,300     18,259,238
Acceptance Insurance Cos., Inc.*                465,600      6,984,000
Allstate Corp.(a)                               909,410     33,420,817
American International Group, Inc.              754,350     63,648,281
John Alden Financial Corp.                      246,500      5,114,875
PennCorp. Financial Group, Inc.                 484,500     11,567,438
PMI Group, Inc.                                  46,700      2,241,600
Progressive Corp. (Ohio)                        401,800     16,674,700
PXRE Corp.                                            8            204
Travelers, Inc.                               1,638,700     82,754,350
                                                           240,665,503

REAL ESTATE6.1%
Amli Residential Properties Trust               204,000      3,927,000
Associated Estates Realty Corp.                  28,700        588,350
CBL & Associates Properties, Inc.               264,000      5,610,000
Columbus Realty Trust                           167,600      3,016,800
Essex Property Trust                            201,900      3,684,675
First Industrial Realty Trust, Inc.             187,000      3,810,125


5



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES        VALUE
----------------------------------------------------------------------
Gables Residential Trust                        230,000   $  4,945,000
Highwoods Properties, Inc.                      544,200     14,489,325
Macerich Co.                                    644,400     12,968,550
Manufactured Home Communities, Inc.             160,000      2,640,000
Mitsubishi Estate                               140,000      1,491,764
Oasis Residential, Inc.                          30,000        652,500
  cv. pfd.                                      160,000      4,040,000
Paragon Group, Inc.                             150,000      2,587,500
Saul Centers, Inc.                              238,000      3,421,250
Simon Property Group, Inc.                      301,500      7,009,875
Spieker Properties, Inc.                        426,200     10,335,350
Storage USA, Inc.                               403,700     11,808,225
Summit Properties, Inc.                         507,700      9,392,450
Sun Communities, Inc.                           280,000      6,965,000
Tucker Properties Corp.                         429,800      3,975,650
Walden Residential Properties, Inc.             228,100      4,191,338
Weeks Corp.                                      71,500      1,644,500
                                                           123,195,227

UTILITY/GAS0.4%
Renaissance Energy, Ltd.*                       334,000      7,385,244

UTILITY/TELEPHONE1.0%
MCI Communications Corp.                        369,000      9,201,937
Telefonos de Mexico, S.A. (ADS)* (a)(c)         100,000      2,750,000
Telephone and Data Systems, Inc.                210,000      8,400,000
                                                            20,351,937
                                                           449,636,736

CONSUMER NONCYCLICALS12.9%
BEVERAGES0.1%
Coca-Cola Femsa S.A. (ADR)(c)                   175,000      3,150,000
DRUGS4.4%
Abbott Laboratories                             535,000     21,266,250
Amgen, Inc.*                                    106,000      5,088,000
Astra AB,Series A(g)                            400,000     14,697,467
Gensia, Inc.*(d)                                 68,500        804,875
Merck & Co., Inc.                               432,000     24,840,000
Pfizer, Inc.                                    380,000     21,802,500
                                                            88,499,092

HOSPITAL SUPPLIES & SERVICES1.9%
Healthsource, Inc.*                             262,500     13,912,500
Quest Medical, Inc.*                            265,225      2,917,475
United Healthcare Corp.                         388,900     20,660,312
                                                            37,490,287

TOBACCO6.5%
Loews Corp.                                     416,000     60,996,000
Philip Morris Cos., Inc.                        827,000     69,881,500
                                                           130,877,500
                                                           260,016,879

CONSUMER CYCLICALS8.7%
AUTO & TRUCKS2.1%
Chrysler Corp.                                  246,830     12,742,599
General Motors Corp. Cl.E                       623,000     29,358,875
                                                            42,101,474

PHOTO & OPTICAL1.7%
Eastman Kodak Co.                               545,700     34,174,462

RETAILINGGENERAL4.9%
Home Depot, Inc.                                779,000     29,017,750
Lowes Cos., Inc.                              1,072,500     28,957,500
Melville Corp.                                   50,000      1,600,000
Sears Roebuck & Co.                           1,098,500     37,349,000
Talbots, Inc.                                    71,700      1,738,725
                                                            98,662,975
                                                           174,938,911

BUSINESS SERVICES8.6%
PRINTING, PUBLISHING & BROADCASTING4.9%
Comcast Corp. Cl.A (SPL)                        291,500      5,210,563
Donnelley (R.R.) & Sons Co.                     904,200     33,003,300
Grupo Television S.A. de C.V. (ADR)* (a)(c)     100,000      1,712,500
Tele-Communications, Inc.*                      621,375     15,301,359
Tele-Communications, Inc. Cl.A*               2,249,400     38,239,800
Time Warner, Inc.                               140,000      5,110,000
                                                            98,577,522


6



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
----------------------------------------------------------------------
RAILROADS & EQUIPMENT2.9%
Conrail, Inc.(a)                                319,000   $ 21,931,250
Union Pacific Corp.                             550,000     35,956,250
                                                            57,887,500

TRANSPORTATION0.8%
Pittston Services Group                         577,000     15,867,500
                                                           172,332,522

DIVERSIFIED3.5%
Hanson PLC (ADR)(b)*
warrants, 9/30/97                             1,045,296         99,159
  B warrants, 9/30/97                           877,003        109,625
ITT Corp.                                       576,300     70,596,750
                                                            70,805,534

CAPITAL GOODS3.5%
MACHINERY3.5%
Applied Materials, Inc.*                         50,000      2,506,250
Mannesmann AG (ADR)(e)                          205,000     67,442,294
                                                            69,948,544

BASIC MATERIALS3.3%
CHEMICALS3.0%
Great Lakes Chemical Corp.                      371,000     24,903,375
Monsanto Co.                                    219,000     22,940,250
W.R. Grace & Co.                                227,000     12,655,250
                                                            60,498,875

METALS & MINING0.3%
Freeport-McMoRan, Inc.                          180,983      6,764,240
                                                            67,263,115

ENERGY2.0%
OIL SUPPLIES & CONSTRUCTION2.0%
Ensco International, Inc.*                       83,475      1,408,641
Gulf Canada Resources, Ltd.*                  6,808,000     26,381,000
Western Atlas, Inc.*                            296,600     13,013,325
                                                            40,802,966


                                                SHARES,
                                             CONTRACTS (F)
                                             OR PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)         VALUE
----------------------------------------------------------------------
CONSUMER SERVICES0.2%
HOTELS & RESTAURANTS0.2%
McDonald's Corp.                                 90,000  $   3,690,000
Total Common Stocks
  (cost $1,713,059,502)                                  1,947,435,244
LONG TERM DEBT SECURITIES1.5%
ELECTRONICS1.5%
3Com Corp.
  10.25%, 11/01/01(d)                           $ 8,500     13,610,625
Altera Corp.
  5.75%, 6/15/02                                  5,550      7,443,938
Cypress Semiconductor Corp.
  3.15%, 3/15/01(d)                               6,500      8,588,125
Total Long Term Debt Securities
(cost $25,287,782)                                          29,642,688
SHORT-TERM DEBT SECURITIES3.5%
Federal Home Loan Bank
  5.59%, 11/10/95                                10,000      9,986,025
  5.60%, 11/13/95                                21,170     21,130,483
  5.82%, 11/01/95                                25,600     25,600,000
Federal National Mortgage Assn.
  5.63%, 11/15/95                                15,000     14,967,158
Total Short-Term Debt Securities
  (amortized cost $71,683,666)                              71,683,666
TOTAL INVESTMENTS101.7%
  (cost $1,810,030,950)                                  2,048,761,598
OUTSTANDING CALL OPTIONS
WRITTEN(1.0%)
3Com Corp.
  expiring Dec 1995
  @ $45.50                                        1,000       (489,100)
Allstate Corp.
  expiring Jan 1996
  @ $39.63                                        1,000        (98,900)


7



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                      CONTRACTS (F)      VALUE
-----------------------------------------------------------------------
Bay Networks
  expiring Jan 1996
  @ $64.75                                        1,000    $  (787,500)
cisco Systems, Inc.
  expiring Nov 1995
  @ $66.13                                        3,000     (3,633,000)
  expiring Jan 1996
  @ $78.50                                          350       (229,915)
  expiring Feb 1996
  @ $79.75                                          500       (318,300)
Conrail, Inc.
  expiring Dec 1995
  @ $65.75                                        1,000       (501,000)
  @ $65.96                                        1,500       (769,500)
  @ $65.88                                          500       (253,000)
Cox Communications, Inc.
  expiring Dec 1995
  @ $20.25                                        1,500       (139,500)
DSC Communications Corp.
  expiring Nov 1995
  @ $52.70                                        1,000         (1,000)
  expiring Jan 1996
  @ $38.00                                        1,000       (352,000)
  expiring Feb 1996
  @ $38.38                                        1,000       (347,500)
EMC Corp.
  expiring Nov 1995
  @ $20.00                                        2,000           (200)
  @ $19.88                                        1,000         (8,100)
  expiring Dec 1995
  @ $20.25                                        1,000        (10,900)
  expiring Jan 1996
  @ $14.13                                        3,000       (679,200)
Grupo Television S.A. de C.V. (ADR)(c)
  expiring Jan 1996
  @ $18.38                                        1,000       (131,000)
Intel Corp.
  expiring Nov 1995
  @ $61.63                                          500       (435,500)
  expiring Dec 1995
  @ $63.38                                          500       (380,500)
  @ $62.38                                        1,000       (879,000)
  @ $63.63                                        1,000       (787,500)
  @ $59.63                                        1,000     (1,127,000)
  expiring Jan 1996
  @ $59.50                                        1,000     (1,159,000)
  @ $58.63                                        1,000     (1,264,000)
Micron Technology, Inc.
  expiring Nov 1995
  @ $68.63                                          800       (510,400)
Motorola, Inc.
  expiring Feb 1996
  @ $65.75                                          500       (243,000)
National Semiconductor Corp.
  expiring Jan 1996
  @ $26.75                                        1,000       (169,900)
  @ $25.38                                        1,000       (223,600)
  expiring Feb 1996
  @ $24.88                                        1,000       (246,000)
Oracle Systems Corp.
  expiring Nov 1995
  @ $42.75                                        1,000       (258,000)
  expiring Dec 1995
  @ $40.75                                        1,000       (462,500)
  expiring Jan 1996
  @ $38.13                                          500       (343,500)
  @ $40.00                                          500       (283,000)
  @ $44.25                                          500       (179,300)
Silicon Graphics, Inc.
  expiring Dec 1995
  @ $38.88                                        1,000        (52,000)
  expiring April 1996
  @ $33.25                                        1,500       (465,000)
Telefonos de Mexico S.A. (ADS)(c)
  expiring Jan 1996
  @ $30.88(c)                                     1,000        (65,000)


8



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                      CONTRACTS (F)      VALUE
-----------------------------------------------------------------------
Texas Instruments, Inc.
  expiring Jan 1996
  @ $73.25                                        1,000      $(362,700)
  @ $72.38                                        1,000       (444,300)
  @ $75.00                                        1,000       (530,200)
  @ $68.75                                          500       (322,700)
  @ $71.13                                          500       (270,200)
  @ $70.13                                          500       (299,000)
  expiring Feb 1996
  @ $69.75                                          500       (309,000)


COMPANY                                                       VALUE
-----------------------------------------------------------------------
Total Outstanding Call Options Written
  (premiums received $18,649,332)                       $  (20,821,415)

TOTAL INVESTMENTS NET OF OUTSTANDING
  CALL OPTIONS WRITTEN -100.7%
  (cost $1,791,381,618)                                  2,027,940,183
Other assets less liabilities(0.7%)                        (14,097,962)

NET ASSETS100%                                          $2,013,842,221


*    Non-income producing security.

(a) Security on which options are written (shares subject to call have an aggregate market value of $210,562,500).

(b)  Country of origin-United Kingdom.

(c)  Country of origin-Mexico.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amounted to $23,003,625 or 1.1% of net assets.

(e)  Country of origin-Germany.

(f)  One contract relates to 100 shares.

(g)  Country of origin-Sweden.

     Glossary of Terms:
     ADR - American Depository Receipt
     ADS - American Depository Security

     See notes to financial statements.


9



STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,810,030,950)     $2,048,761,598
  Cash                                                                  92,180
  Receivable for investment securities sold                         17,088,566
  Receivable for shares of beneficial interest sold                 13,929,879
  Net unrealized appreciation of forward exchange currency
    contracts                                                        2,641,165
  Dividends and interest receivable                                  1,568,078
  Total assets                                                   2,084,081,466

LIABILITIES
  Payable for investment securities purchased                       41,596,069
  Outstanding call options written, at value
    (premiums received $18,649,332)                                 20,821,415
  Payable for shares of beneficial interest redeemed                 4,404,092
  Distribution fee payable                                           1,527,725
  Advisory fee payable                                               1,272,524
  Accrued expenses                                                     617,420
  Total liabilities                                                 70,239,245

NET ASSETS                                                      $2,013,842,221

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                         $          794
  Additional paid-in capital                                     1,728,807,797
  Distributions in excess of net investment income                    (867,482)
  Accumulated net realized gain on investments                      46,729,327
  Net unrealized appreciation of investments, options and
    foreign currency denominated assets and liabilities            239,171,785
                                                                $2,013,842,221

CALCULATION OF MAXIMUM OFFERING PRICE
  Class A Shares
  Net asset value and redemption price per share ($285,160,612/
    9,673,820 shares of beneficial interest issued and outstanding)     $29.48
  Sales charge-4.25% of public offering price                             1.31
  Maximum offering price                                                $30.79

  Class B Shares
  Net asset value and offering price per share ($1,502,019,746/
    60,609,109 shares of beneficial interest issued and outstanding)    $24.78

  Class C Shares
  Net asset value, redemption and offering price per share($226,661,863
    /9,143,242 shares of beneficial interest issued and outstanding)    $24.79


See notes to financial statements.


10



STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995                                ALLIANCE GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $90,923)                                      $24,906,926
  Interest                                             3,217,433  $ 28,124,359

EXPENSES
  Advisory fee                                        11,100,437
  Distribution fee - Class A                             664,925
  Distribution fee - Class B                          10,954,700
  Distribution fee - Class C                           1,629,465
  Transfer agency                                      3,130,468
  Printing                                               509,666
  Registration                                           388,877
  Custodian                                              219,622
  Audit and legal                                        124,419
  Trustees' fees                                          27,866
  Amortization of organization expenses                    6,667
  Miscellaneous                                           20,388
  Total expenses                                                    28,777,500
  Net investment loss                                                 (653,141)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities transactions                      49,687,961
  Net realized gain on options transactions                          2,542,001
  Net realized loss on foreign currency transactions                (3,644,535)
  Net change in unrealized appreciation of securities              228,345,177
  Net change in unrealized appreciation of options                  (2,479,328)
  Net change in unrealized appreciation of foreign
    currency denominated assets and liabilities                      2,640,571
  Net gain on investments                                          277,091,847

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $276,438,706


See notes to financial statements.


11



STATEMENT OF CHANGES IN NET ASSETS                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                    Year Ended     May 1, 1994
                                                    October 31,         to
                                                        1995      Oct. 31,1994*
                                                  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                    $   (653,141)    $ 1,087,125
  Net realized gain on investments, options,
    and foreign currency transactions               48,585,427       7,686,932
  Net change in unrealized appreciation of
    investments, options, and foreign currency
    denominated assets and liabilities             228,506,420      29,276,693
  Net increase in net assets from operations       276,438,706      38,050,750

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                           (773,224)             -0-
    Class B                                           (380,866)             -0-
    Class C                                            (57,618)             -0-
  Net realized gain on investments
    Class A                                         (2,882,018)             -0-
    Class B                                        (15,615,519)             -0-
    Class C                                         (2,362,349)             -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                     725,770,828     434,991,030
  Total increase                                   980,137,940     473,041,780

NET ASSETS
  Beginning of period                            1,033,704,281     560,662,501
  End of period                                 $2,013,842,221  $1,033,704,281


* The Fund changed its fiscal year end from April 30 to October 31. See notes to financial statements.


12



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Fund (the 'Fund'), a series of The Alliance Portfolios (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end investment company. Prior to August 2, 1993, the Trust was known as The Equitable Funds, and the Fund was known as The Equitable Growth Fund. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are sold without an initial or contingent deferred sales charge. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of the New York Stock Exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short-term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denomintaed in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized loss on foreign currency transactions of $3,616,989 represents net foreign exchange gains and losses from holdings of forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denomintaed assets and liabilities at fiscal year end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denomintaed assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

To reflect reclassifications arising from permanent book/tax differences for the year ended October 31, 1995, $26,600 was reclassified from distributions in excess of net investment income to accumulated net realized gain on investments.

4. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.


13



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares on such Class, except that the Funds' Class B and Class C shares bear higher distribution and transfer agent fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management, L.P. (Alliance) acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

Under the terms of an investment advisory agreement, the Fund pays Alliance an advisory fee at an annual rate of .75% of the Fund's average daily net assets. Such a fee is accrued daily and paid monthly. The Investment Adviser has agreed, under the terms of the investment advisory agreement, to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares. Prior to August 2, 1993, the annual rate for Class B shares was 2.15%. No reimbursement was required for the year ended October 31, 1995. In addition to these voluntary arrangements, the Investment Adviser will reduce its compensation, to the extent that expenses of the Fund for any fiscal year (exclusive of interest, taxes, brokerage, distribution fees, and extraordinary expenses) exceed the most restrictive expense limitation prescribed by any state in which the Fund's shares are qualified for sale. The Fund believes that the most restrictive expense ratio limitation imposed by any state in which the Fund has qualified its shares for sale is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million.

The Fund has a Services Agreement with Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) to provide personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $2,182,567 for the year ended October 31, 1995.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received net front-end sales charges of $144,082 from the sale of Class A shares and $2,261,095 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the year ended October 31, 1995.

Brokerage commissions paid on securities transactions for the year ended October 31, 1995 amounted to $3,231,153, of which $15,700 was paid to Donaldson, Lufkin & Jenrette Securities Corp. ('DLJ'), an affiliate of the Adviser.

Accrued expenses include amounts owed to two of the trustees under a deferred compensation plan of $32,133.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the 'Agreement') pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30 of 1% the Fund's average daily net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred


14



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,367,375, and $638,657 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) aggregated $1,621,899,092 and $884,428,153, respectively, for the year ended October 31, 1995. There were purchases of $17,813,299 and sales of $15,467,362 of U.S. Government and government agency obligations for the year ended October 31, 1995.

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the year ended October 31, 1995 were as follows:


                                                       Number of
                                                       Contracts     Premiums
                                                       ---------  -------------
Options outstanding at beginning of year                 15,000   $  4,049,495
Options written                                         160,460     54,046,526
Options terminated in closing purchase transactions     (43,200)   (12,189,845)
Options expired                                         (56,080)   (17,331,519)
Options exercised                                       (31,530)    (9,925,325)
Options outstanding at October 31, 1995                  44,650    $18,649,332


15



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

2. FOREIGN EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1995, the Fund had outstanding forward exchange currency contracts, both to purchase and sell foreign currencies against the U.S. dollar, as follows:

                                    CONTRACT    VALUE ON        U.S.$     UNREALIZED
                                     AMOUNT    ORIGINATION     CURRENT    APRECIATION
                                      (000)        DATE         VALUE    (DEPRECIATION)
                                   ---------   -----------   -----------  -------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 11/15/95    1,660,900   $16,615,646   $16,275,475  $ (340,171)
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, expiring 11/15/95    1,660,900    19,256,811    16,275,475   2,981,336
                                                                          -----------
                                                                          $2,641,165


At October 31, 1995, the cost of securities for federal income tax purposes was $1,814,955,598. Accordingly gross unrealized appreciation of investments was $313,807,208 and gross unrealized depreciation of investments was $80,001,208 resulting in net unrealized appreciation of $233,806,000.


16



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B and Class C shares. Transactions in shares of beneficial interest were as follows:


                                  SHARES                      AMOUNT
                        -------------------------  ----------------------------
                         YEAR ENDED   MAY 1,1994*   YEAR ENDED     MAY 1,1994*
                         OCTOBER 31,      TO        OCTOBER 31,         TO
                            1995     OCT. 31,1994       1995       OCT. 31,1994
                        -----------  ------------  -------------  -------------
CLASS A
Shares sold              5,137,889     2,831,659   $138,168,292   $ 68,901,177
Shares issued in
  reinvestment of
  dividends and
  distributions            136,788            -0-     3,174,842             -0-
Shares redeemed         (2,291,772)     (427,892)   (62,614,033)   (10,438,866)
Net increase             2,982,905     2,403,767   $ 78,729,101   $ 58,462,311

CLASS B
Shares sold             31,470,527    17,260,944   $706,760,789   $356,698,970
Shares issued in
  reinvestment of
  dividends and
  distributions            631,579            -0-    12,397,903             -0-
Shares redeemed         (6,927,995)   (1,274,037)  (156,819,474)   (26,373,086)
Net increase            25,174,111    15,986,907   $562,339,218   $330,325,884

CLASS C
Shares sold              5,581,389     2,792,380   $125,759,340   $ 57,684,514
Shares issued in
  reinvestment of
  dividends and
  distributions             61,296            -0-     1,203,861             -0-
Shares redeemed         (1,894,060)     (554,996)   (42,260,692)   (11,481,679)
Net increase             3,748,625     2,237,384   $ 84,702,509   $ 46,202,835


* The Fund changed its fiscal year end from April 30 to October 31. ** Commencement of distribution.


17



FINANCIAL HIGHLIGHTS                                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               Class A
                                                --------------------------------------------------------------------
                                                             May 1,1994
                                                Year Ended       to                 Year Ended April 30,
                                                October 31,  October 31,  ------------------------------------------
                                                    1995       1994**        1994      1993      1992       1991(a)
                                                ----------  ------------  ---------  --------  --------  -----------
Net asset value, beginning of period               $25.08     $23.89        $22.67    $20.31    $17.94    $13.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                          .12        .09          (.01)*     .05*      .29*      .17*
Net realized and unrealized gain on investments      4.80       1.10          3.55      3.68      3.95      4.22
Net increase in net asset value from operations      4.92       1.19          3.54      3.73      4.24      4.39

LESS: DISTRIBUTIONS
Dividends from net investment income                 (.11)        -0-           -0-     (.14)     (.26)     (.06)
Distributions from net realized gains                (.41)        -0-        (2.32)    (1.23)    (1.61)       -0-
Total dividends and distributions                    (.52)        -0-        (2.32)    (1.37)    (1.87)     (.06)
Net asset value, end of period                     $29.48     $25.08        $23.89    $22.67    $20.31    $17.94

TOTAL RETURN
Total investment return based on
net asset value (b)                                 20.18%      4.98%        15.66%    18.89%    23.61%    32.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $285,161   $167,800      $102,406   $13,889    $8,228      $713
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements            1.35%      1.35%(c)      1.40%     1.40%     1.40%     1.40%(c)
  Expenses, before waivers/reimbursements            1.35%      1.35%(c)      1.46%     1.84%     1.94%     8.79%(c)
  Net investment income                               .56%       .86%(c)       .32%      .20%     1.44%     1.99%(c)
Portfolio turnover rate                                61%        24%           87%      124%      137%      130%


See footnote summary on page 20.


18



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS B
                                               -------------------------------------------------------------------------
                                                              MAY 1,1994
                                                YEAR ENDED         TO                    YEAR ENDED APRIL 30,
                                                OCTOBER 31,   OCTOBER 31,  ---------------------------------------------
                                                    1995         1994**        1994          1993       1992      1991
                                               ------------  ------------  -------------  ---------  ---------  --------
Net asset value, beginning of period               $21.21      $20.27        $19.68        $18.16     $16.88     $14.38

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                         (.02)        .01          (.07)*(e)     (.06)*      .17*       .08*
Net realized and unrealized gain on investments      4.01         .93          2.98          3.23       3.67       3.22
Net increase in net asset value from operations      3.99         .94          2.91          3.17       3.84       3.30

LESS: DISTRIBUTIONS
Dividends from net investment income                 (.01)         -0-           -0-         (.03)      (.21)      (.09)
Distributions from net realized gains                (.41)         -0-        (2.32)        (1.62)     (2.35)      (.71)
Total dividends and distributions                    (.42)         -0-        (2.32)        (1.65)     (2.56)      (.80)
Net asset value, end of period                     $24.78      $21.21        $20.27        $19.68     $18.16     $16.88

TOTAL RETURN
Total investment return based on
net asset value (b)                                 19.33%       4.64%        14.79%        18.16%     22.75%     24.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $1,502,020    $751,521      $394,227       $56,704    $37,845    $22,710
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements            2.05%       2.05%(c)      2.10%         2.15%      2.15%      2.10%
  Expenses, before waivers/reimbursements            2.05%       2.05%(c)      2.13%         2.52%      2.65%      3.06%
  Net investment income (loss)                       (.15)%       .16%(c)      (.36)%        (.53)%      .78%       .56%
Portfolio turnover rate                                61%         24%           87%          124%       137%       130%


See footnote summary on page 20.


19



FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      CLASS C
                                        ---------------------------------------
                                                     MAY 1,1994     AUGUST 2,
                                        YEAR ENDED       TO         1993 (D)
                                        OCTOBER 31,  OCTOBER 31,   TO APRIL 30,
                                            1995        1994**       1994
                                        -----------  ------------  ------------
Net asset value, beginning of period       $21.22      $20.28       $21.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                 (.03)        .01         (.02)*
Net realized and unrealized gain on
  investments                                4.02         .93         1.15
Net increase in net asset value from
  operations                                 3.99         .94         1.13

LESS: DISTRIBUTIONS
Dividends from net investment income         (.01)         -0-          -0-
Distributions from net realized gains        (.41)         -0-       (2.32)
Total dividends and distributions            (.42)         -0-       (2.32)
Net asset value, end of period             $24.79      $21.22       $20.28

TOTAL RETURN
Total investment return based on
  net asset value (b)                       19.32%       4.64%        5.27%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period(000's omitted)  $226,662    $114,455      $64,030
Ratios to average net assets of:
  Expenses,net of waivers/reimbursements     2.05%       2.05%(c)     2.10%(c)
  Expenses,before waivers/reimbursements     2.05%       2.05%(c)     2.13%(c)
  Net investment income (loss)               (.15)%       .16%(c)     (.31)%(c)
Portfolio turnover rate                        61%         24%          87%


 *   Net of fee waived and expenses reimbursed by the Adviser.

**   The Fund changed its fiscal year end from April 30 to October 31.

(a) For the period September 4, 1990 (commencement of distribution) to April 30, 1991.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d)  Commencement of distribution.

(e)  Per share data based upon average monthly shares outstanding.


20



REPORT OF INDEPENDENT ACCOUNTANTS                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF ALLIANCE GROWTH FUND
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the 'Fund') at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended, and for the period May 1, 1994 to October 31, 1994, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 14, 1995


21



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

TRUSTEES
John D. Carifa, Chairman and President
Alberta B. Arthurs (1)
Ruth Block (1)
Richard W. Couper (1)
Brenton W. Harries (1)
Donald J. Robinson (1)


OFFICERS
Bruce Calvert, Vice President
Kathleen A. Corbet, Vice President
Franklin Kennedy III, Vice President
Barbara J. Krumsiek, Vice President-Marketing
Wayne D. Lyski, Vice President
Edmund P. Bergan, Jr., Clerk
Patrick J. Farrell, Controller & Chief Accounting Officer
Mark D. Gersten, Treasurer & Chief Financial Officer

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


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ALLIANCE GROWTH FUND, INC.
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GFAR